INTANGIBLE ASSETS AND GOODWILL - Goodwill by business segment and country (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill by business segment and country
Goodwill at beginning of period	$ 102,919,505	$ 95,835,936	$ 116,924,199
Foreign currency translation differences where functional currency is different from presentation currency	(9,321,288)	7,083,569	(21,088,263)
Goodwill at end of period	93,598,217	102,919,505	95,835,936
Argentina operation
Goodwill by business segment and country
Goodwill at beginning of period	5,972,515	7,720,202	10,058,725
Foreign currency translation differences where functional currency is different from presentation currency	(1,299,544)	(1,747,687)	(2,338,523)
Goodwill at end of period	4,672,971	5,972,515	7,720,202
Chile operation
Goodwill by business segment and country
Goodwill at beginning of period	8,503,023	8,503,023	8,503,023
Goodwill at end of period	8,503,023	8,503,023	8,503,023
Brazil operation
Goodwill by business segment and country
Goodwill at beginning of period	81,145,834	71,960,960	90,122,057
Foreign currency translation differences where functional currency is different from presentation currency	(7,636,754)	9,184,874	(18,161,097)
Goodwill at end of period	73,509,080	81,145,834	71,960,960
Paraguay operation
Goodwill by business segment and country
Goodwill at beginning of period	7,298,133	7,651,751	8,240,394
Foreign currency translation differences where functional currency is different from presentation currency	(384,990)	(353,618)	(588,643)
Goodwill at end of period	$ 6,913,143	$ 7,298,133	$ 7,651,751